Schedule of basis loss per ordinary share (Details) - Alps Global Holding Berhad [Member] - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Loss attributable to owners of the Company (USD)	$ (2,304,026)	$ (729,159)
Weighted average number of ordinary shares (units)	47,858,162	45,942,504
Basic loss per ordinary share	$ (0.05)	$ (0.02)
Diluted loss per ordinary share	$ (0.05)	$ (0.02)